Operating segments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Summary of operating segments

2 Operating segments continued
Reconciliation of net earnings/(losses) to underlying earnings

Exclusions from underlying earnings	Pre-tax(k) 2019 US$m	Taxation 2019 US$m	Non-controlling interests 2019 US$m	Net amount 2019 US$m	Net amount 2018 US$m	Net amount 2017 US$m
Impairment charges (note 6)	(3,487)	323	1,506	(1,658)	(104)	(481)
Net (losses)/gains on consolidation and disposal of interests in businesses(a)	(291)	—	—	(291)	3,996	2,022
Exchange and derivative gains/(losses):
– Exchange gains/(losses) on external net debt, intragroup balances and derivatives(b)	52	(6)	5	51	550	(488)
– (Losses)/gains on currency and interest rate derivatives not qualifying for hedge accounting(c)	(72)	15	(2)	(59)	(48)	30
– (Losses)/gains on embedded commodity derivatives not qualifying for hedge accounting(d)	(253)	65	(4)	(192)	202	(352)
Losses from increases to closure estimates (non-operating and fully impaired sites)(e)	—	—	—	—	(335)	—
Gain relating to surplus land at Kitimat(f)	—	—	—	—	569	—
Changes in corporate tax rates in the US and France(g)	—	—	—	—	—	(439)
Rio Tinto Kennecott insurance settlement(h)	—	—	—	—	—	45
Tax charge relating to expected divestments(i)	—	—	—	—	—	(202)
Other exclusions(j)	(171)	(6)	(37)	(214)	—	—
Total excluded from underlying earnings	(4,222)	391	1,468	(2,363)	4,830	135
Net earnings	11,119	(4,147)	1,038	8,010	13,638	8,762
Underlying earnings	15,341	(4,538)	(430)	10,373	8,808	8,627

(a)	In 2019, the net loss mainly relates to disposal of our entire 68.62% stake in Rössing Uranium on 16 July 2019 for which we recorded a pre-tax loss of US$289 million (US$289 million net of tax).
In 2018, the net gain related mainly to the sales of the Hail Creek coal mine and the Kestrel underground coal mine, which both completed on 1 August 2018, the sale of the Dunkerque aluminium smelter on 14 December 2018 and the sale of Grasberg on 21 December 2018. The net gain in 2018 also includes a gain on consolidation recognised on the formation on 10 May 2018 of ELYSIS, a new joint venture to develop a carbon-free smelting process.
In 2017, the net gain related mainly to the sale of Coal & Allied Industries Limited, which completed on 1 September 2017.
Refer to note 37 for further details in respect of these transactions.

(b)
Exchange gains/(losses) on external net debt and intragroup balances comprise post-tax foreign exchange gains on net debt of US$60 million and post-tax losses of US$9 million on intragroup balances, primarily as a result of the Canadian dollar strengthening against the US dollar. From 1 January 2019, all foreign exchange gains and losses relating to net debt are excluded from underlying earnings. In 2018 and previous years, foreign exchange gains and losses on non-US dollar cash held in US dollar functional currency entities was included within underlying earnings. The impact of this change on the reported comparatives is insignificant, and therefore the comparatives have not been restated. In 2018 the net exchange gains comprise post-tax foreign exchange losses of US$386 million on US dollar denominated net debt, and US$936 million gains on intragroup balances. Net exchange loss in 2017 comprise post-tax foreign exchange gains of US$420 million on US dollar denominated net debt, and US$908 million losses on intragroup balances.

(c)
Valuation changes on currency and interest rate derivatives, which are ineligible for hedge accounting, other than those embedded in commercial contracts, and the currency revaluation of embedded US dollar derivatives contained in contracts held by entities whose functional currency is not the US dollar.

(d)
Valuation changes on derivatives, embedded in commercial contracts, that are ineligible for hedge accounting, but for which there will be an offsetting change in future Group earnings. From 1 January 2018, all mark-to-market movements on commodity derivatives entered into with the commercial objective of achieving spot pricing for the underlying transaction at the date of settlement are included in underlying earnings. In 2017, valuation changes on this type of commodity derivative were excluded from underlying earnings. The impact of this change on the reported comparatives is insignificant, and therefore the comparatives have not been restated.

(e)
In 2018, the pre-feasibility study for the Argyle mine closure was completed, resulting in an increase to the closure provision. As the assets at Argyle had previously been fully impaired, this increase was not capitalised and was instead recognised in the income statement. The impairment charge in respect of Argyle recognised in 2017 (see note 6) was based on preliminary findings from the pre-feasibility study and therefore the charge arising from the finalisation of this study has been excluded from underlying earnings. Also in 2018, the feasibility study for the closure of the Ranger Project Area at Energy Resources of Australia (ERA) was finalised, resulting in an increase to the closure provision. As the assets of ERA had been fully impaired, this increase was recognised in the income statement. The charge was excluded from underlying earnings.

(f)
In November 2018, Rio Tinto completed the lease and sale of a wharf and land in Kitimat. The resulting gain on disposal of Property, plant and equipment and Other income were both excluded from underlying earnings on the grounds of materiality.

(g)	In 2017, deferred tax assets were re-measured to reflect lower corporate income tax rates in the US and France as a result of tax legislation changes substantively enacted in December 2017.

(h)
In 2017, Rio Tinto received the final settlement on the insurance claims related to the 2013 slide at Rio Tinto Kennecott’s Bingham Canyon mine. The amounts excluded from underlying earnings were consistent with the previous excluded losses to which they related, in line with the treatment of the 2013 and 2015 settlement payments.

(i)	In 2017, deferred tax assets were derecognised as a result of revised profit forecasts in France due to the expected divestments of Dunkerque and ISAL. The Dunkerque divestment completed in 2018.

(j)
Other exclusions include provisions for obligations in respect of legacy operations of US$246 million (loss of US$233 million after tax), partially offset by the write-back of a net realisable value provision in respect of low value stockpile inventories at Oyu Tolgoi of US$75 million (gain of US$19 million after tax and non-controlling interests). As a result of increased uncertainty over timing of production from the Oyu Tolgoi underground project (refer to note 6), we now expect to utilise low value stockpiles sooner than previously expected. This was excluded from underlying earnings, consistent with the related impairment charge recognised in the period.

(k)	Exclusions from underlying earnings relating to equity accounted units are stated after tax and are included in the column “Pre-tax”.

Gross sales revenue	2019 US$m	2018 US$m	2017 US$m
Iron Ore - adjusted	24,075	18,731	18,466
Aluminium	10,340	12,191	11,005
Copper & Diamonds	5,815	6,468	4,842
Energy & Minerals - adjusted	5,150	5,451	7,549
Other Operations	18	9	10
Reportable segments total	45,398	42,850	41,872
Inter-segment transactions	(31)	(15)	(15)
Product group total	45,367	42,835	41,857
Items excluded from underlying earnings	—	—	10
Gross sales revenue	45,367	42,835	41,867
Share of equity accounted unit sales and adjustments for intra-subsidiary/equity accounted units sales	(2,202)	(2,313)	(1,837)
Consolidated sales revenue per income statement	43,165	40,522	40,030
Gross sales revenue includes the Group’s proportionate share of sales revenue of equity accounted units (after adjusting for sales to subsidiaries) of US$2,234 million (2018: US$2,354 million; 2017: US$1,859 million) which are not included in consolidated sales revenue. Consolidated sales revenue includes subsidiary sales of US$32 million (2018: US$41 million; 2017: US$22 million) to equity accounted units which are not included in gross sales revenue.

Capital expenditure	2019 US$m	2018 US$m	2017 US$m
Iron Ore - adjusted	1,741	1,302	1,214
Aluminium	1,456	1,373	1,436
Copper & Diamonds	2,087	2,150	1,622
Energy & Minerals - adjusted	551	442	454
Other Operations	(4)	12	(35)
Reportable segments total	5,831	5,279	4,691
Other items	64	65	70
Less: capital expenditure of equity accounted units	(456)	(500)	(417)
Capital expenditure per financial information by business unit	5,439	4,844	4,344
Add back: proceeds from disposal of property, plant and equipment(a)	49	586	138
Capital expenditure per cash flow statement	5,488	5,430	4,482

(a)	In 2018, proceeds from disposal of property, plant and equipment included US$508 million received on the sale of surplus land at Kitimat.
Capital expenditure for reportable segments comprises the net cash outflow on purchases less disposals of property, plant and equipment, capitalised evaluation costs and purchases less disposals of other intangible assets. The details provided include 100% of subsidiaries’ capital expenditure and Rio Tinto’s share of the capital expenditure of joint operations and equity accounted units.

2 Operating segments continued

Depreciation and amortisation	2019 US$m	2018 US$m	2017 US$m
Iron Ore - adjusted	1,723	1,702	1,667
Aluminium	1,312	1,122	1,199
Copper & Diamonds	1,320	1,317	1,452
Energy & Minerals - adjusted	428	455	630
Other Operations	177	26	32
Reportable segments total	4,960	4,622	4,980
Other items	77	43	42
Less: depreciation and amortisation of equity accounted units	(653)	(650)	(647)
Depreciation and amortisation per note 4	4,384	4,015	4,375

Product group depreciation and amortisation for reportable segments totals include 100% of subsidiaries’ depreciation and amortisation and Rio Tinto’s share of the depreciation and amortisation of equity accounted units. Rio Tinto’s share of the depreciation and amortisation charge of equity accounted units is deducted to arrive at depreciation and amortisation, excluding equity accounted units, as shown in note 4. These figures exclude impairment charges and reversals, which are excluded from underlying earnings.

Tax charge/(credit)	2019 US$m	2018 US$m	2017 US$m
Iron Ore - adjusted	4,198	2,830	2,872
Aluminium	211	532	543
Copper & Diamonds	65	118	48
Energy & Minerals - adjusted	411	500	651
Other Operations	(51)	(51)	(84)
Reportable segments total	4,834	3,929	4,030
Inter-segment transactions	(2)	—	—
Product group total	4,832	3,929	4,030
Other items	(67)	(276)	(261)
Exploration and evaluation not attributed to product groups	(83)	(38)	(36)
Net finance costs	(144)	(174)	(364)
	4,538	3,441	3,369
Tax (credit)/charge excluded from underlying earnings	(391)	801	596
Tax charge per income statement	4,147	4,242	3,965
Tax charge/(credit) excludes amounts relating to equity accounted units. Further information on the tax charge/(credit) excluded from underlying earnings is provided in the section “Underlying earnings”, below.

Underlying EBITDA	2019 US$m	2018 US$m	2017 US$m
Iron Ore - adjusted	16,098	11,378	11,547
Aluminium	2,285	3,095	3,423
Copper & Diamonds	2,073	2,776	1,904
Energy & Minerals - adjusted	1,762	2,140	2,776
Other Operations	(77)	(70)	(116)
Reportable segments total	22,141	19,319	19,534
Inter-segment transactions	(9)	—	—
Product group total	22,132	19,319	19,534
Central pension costs, share-based payments and insurance	59	(128)	(68)
Restructuring, project and one-off costs	(183)	(272)	(177)
Central costs	(496)	(552)	(491)
Exploration and evaluation not attributed to product groups	(315)	(231)	(218)
Underlying EBITDA	21,197	18,136	18,580
Items excluded from underlying EBITDA	(722)	5,127	1,912
EBITDA	20,475	23,263	20,492
Depreciation, amortisation and impairment charges in subsidiaries and equity accounted units	(8,412)	(4,691)	(5,746)
Taxation and finance items in equity accounted units	(296)	(372)	(272)
Profit on ordinary activities before finance items and tax	11,767	18,200	14,474

Underlying earnings	2019 US$m	2018 US$m	2017 US$m
Iron Ore - adjusted	9,638	6,531	6,695
Aluminium	599	1,347	1,583
Copper & Diamonds	554	1,054	263
Energy & Minerals - adjusted	611	995	1,239
Other Operations	(89)	(102)	(138)
Reportable segments total	11,313	9,825	9,642
Inter-segment transactions	(3)	—	—
Product group total	11,310	9,825	9,642
Central pension costs, share-based payments and insurance	60	(90)	(48)
Restructuring, project and one-off costs	(94)	(190)	(124)
Central costs	(550)	(410)	(311)
Exploration and evaluation not attributed to product groups	(231)	(193)	(178)
Net finance costs	(122)	(134)	(354)
Underlying earnings	10,373	8,808	8,627
Items excluded from underlying earnings	(2,363)	4,830	135
Net earnings attributable to owners of Rio Tinto per income statement	8,010	13,638	8,762